SHARE CAPITAL, WARRANTS AND OPTIONS	6 Months Ended
Jun. 30, 2021
Share Capital Warrants And Options
SHARE CAPITAL, WARRANTS AND OPTIONS

7.	SHARE CAPITAL, WARRANTS AND OPTIONS

The authorized capital of the Company comprises an unlimited number of common shares without par value and 100,000,000 Series 1 convertible preferred shares without par value.

a)	Common shares issued and outstanding

2021

On April 20, 2021 the Company closed a non-brokered private placement consisting of an aggregate of 8,290,665 units of the Company (the “Units”) at a price of $0.24 per unit, for aggregate gross proceeds of $1,989,760. Each unit consists of one common share in the capital of the Company and one half transferable common share purchase warrant (“Warrant”) of the Company. Each full Warrant entitles the holder to acquire one common share of the Company within twenty-four (24) months following its issuance date, at a price of $0.35. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.60 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.

In connection with the private placement, the Company has paid eligible finders (the “Finders”): (i) cash commission equal to 6% of the gross proceeds raised from subscribers introduced to the Company by such Finders, being an aggregate of $57,190, and (ii) a number of common share purchase warrants (the “Finder Warrants”) equal to 6% of the units attributable to the Finders under the private placement, being an aggregate of 238,289 Finder Warrants. Each Finder Warrant entitles the Finder to acquire one common share of the Company for a period of twenty-four (24) months following its issuance date, at an exercise price of $0.35.

The Company allocated a $580,187 fair value to the warrants issued in conjunction with the private placement and $33,351 to agent’s warrants. The fair value of warrants was determined using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 0.29% and an expected volatility of 163%.

Notes to the Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2021

(Expressed in Canadian dollars)

During the six months period ended June 30, 2021, the Company issued 6,325,019 common shares and received $669,547 in proceeds from the exercise of 6,325,019 warrants. There were no warrants exercised during the six months period ended June 30, 2020.

As at June 30, 2021, the Company has 124,449,332 common shares issued and outstanding, (June 30, 2020 - 88,690,791).

2020

On August 13, 2020, the Company closed the first tranche of its non-brokered private placement equity financing consisting of 15,481,077 units of the Company at a price of $0.07 per unit, for aggregate gross proceeds of $1,083,675. On August 31, 2020, the Company closed the second and final tranche of its non-brokered private placement equity financing consisting of 5,661,780 units of the Company at a price of $0.07 per unit, for aggregate gross proceeds of $396,325. Each unit consists of one common share in the capital of the Company and one transferable common share purchase warrant of the Company. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.09 for a period of 24 months from its date of issuance. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.12 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.

In connection with the non-brokered private financing, the Company incurred total share issuance costs of $124,222. The Company issued and aggregate of 588,154 common share purchase warrants. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.09 for a period of 24 months from its date of issuance.

The Company allocated a $716,055 fair value to the warrants issued in conjunction with the private placement and $18,547 to agent’s warrants. The fair value of warrants was determined using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 0.28% to 0.31% range and an expected volatility of 158% to 158.53% range.

As at December 31, 2020 the Company had 109,833,648 common shares issued and outstanding.

b)	Preferred shares issued and outstanding

As at June 30, 2021 and June 30, 2020, there are 590,931 series 1 preferred shares outstanding.

The rights and restrictions of the preferred shares are as follows:

i)	dividends shall be paid at the discretion of the directors;
ii)	the holders of the preferred shares are not entitled to vote except at meetings of the holders of the preferred shares, where they are entitled to one vote for each preferred share held;
iii)	the shares are convertible at any time after 6 months from the date of issuance, upon the holder serving the Company with 10 days written notice; and
iv)	the number of the common shares to be received on conversion of the preferred shares is to be determined by dividing the conversion value of the share, $1 per share, by $9.00.

Notes to the Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2021

(Expressed in Canadian dollars)

c)	Warrants

A summary of common share purchase warrants activity during the six months period ended June 30, 2021 is as follows:

	June 30, 2021		December 31, 2020
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)

Outstanding, beginning of the period	25,715,742	0.11	15,651,397	0.96
Issued	4,383,620	0.35	21,731,011	0.09
Exercised	(6,325,019)	0.11	-	-
Cancelled / expired	-	-	(11,666,666)	1.20
Outstanding, end of the period	23,774,343	0.16	25,715,742	0.11

At June 30, 2021, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding		Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
3,359,133		December 18, 2021	0.25	0.07
12,488,781	[1]	August 13, 2022	0.09	0.59
3,542,809	[1]	August 31, 2022	0.09	0.17
4,383,620		April 16, 2023	0.35	0.33
23,774,343				1.16

[1]	The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.12 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To June 30, 2021, the Company’s common shares have met the criterion for acceleration. The Company, however, has not accelerated the warrant expiry date.

d)	Stock options

The Company adopted a Stock Option Plan (the “Plan”), providing the authority to grant options to directors, officers, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. Under the Plan, the exercise price of each option equals the market price or a discounted price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years.

A summary of option activity under the Plan during the six months period ended June 30, 2021, is as follows:

	June 30, 2021		December 31, 2020
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of the period	7,978,725	0.17	2,130,550	1.51
Issued	3,185,000	0.32	7,850,000	0.15
Cancelled / expired	(603,100)	0.33	(2,001,825)	1.51
Outstanding, end of the period	10,560,625	0.21	7,978,725	0.17

Notes to the Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2021

(Expressed in Canadian dollars)

During the six months period ended June 30, 2021, the Company granted an aggregate total of 3,185,000 stock options to employees, directors and consultants with a maximum term of 5 years. All options vest immediately and are exercisable at $0.32 per share. The Company calculates the fair value of all stock options using the Black-Scholes Option Pricing Model. The fair value of options granted during the period ended June 30, 2021 amounted to $837,444 and was recorded as a share-based payment expense.

During the six months period ended June 30, 2020, the Company granted 6,650,000 stock options to purchase common shares in the capital of the Company pursuant to the Company’s stock option plan. All of the options are exercisable for a period of five years at an exercise price of $0.16 per share. The fair value of options granted during the period ended June 30, 2020 amounted to $884,247 and was recorded as a share-based payment expense.

The fair value of stock options granted and vested during the years ended June 30, 2021 was calculated using the following assumptions:

	June 30, 2021	June 30, 2020
Expected dividend yield	0%	0%
Expected share price volatility	127.83%	121.55%
Risk free interest rate	0.93%	1.21%
Expected life of options	5 years	5 years

Details of options outstanding as at June 30, 2021 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
40,625	40,625	February 21, 2022	1.20	0.00
35,000	35,000	February 28, 2023	1.20	0.00
6,100,000	6,100,000	February 24, 2025	0.16	2.11
1,200,000	1,200,000	August 19, 2025	0.09	0.47
3,185,000	3,185,000	February 25, 2026	0.32	1.41
10,560,625	10,560,625			3.99

e)	Reserve

The reserve records items recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited or expired unexercised options and warrants are transferred to deficit. During the six months period ended June 30, 2021, the Company transferred $97,953 (June 30, 2020 - $199,971) to deficit for expired options and transferred $244,357 (June 30, 2020 - $Nil) to common share capital for exercised warrants.

During the six months period year ended June 30, 2021, the Company recorded $837,444 of share-based payments to reserves (June 30, 2020 - $884,247).